HORIZONS ETF TRUST
1350 Avenue of the Americas, 33rd Floor
New York, New York 10036

FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

February 24, 2014

Via EDGAR Transmission

Valerie J. Lithotomos, Esq.
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Horizons ETF Trust File Numbers: 333-192751 and 811-22918 Transmittal Letter and Request for Acceleration

Dear Ms. Lithotomos:

Attached herewith is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for Horizons ETF Trust (the “Registrant”).  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

This Pre-Effective Amendment relates to three series of the Registrant (the “Funds”):  Horizons China High Dividend Yield ETF, Horizons Korea KOSPI 200 ETF and Horizons Canada S&P/TSX 60TM ETF.  The Pre-Effective Amendment is being filed for the purpose of (1) responding to any comments received from the Staff of the SEC on Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on January 16, 2014, (2) reflecting certain changes to the disclosure contained in the Registration Statement, (3) providing certain information that was not included in the Registration Statement or Pre-Effective Amendment No. 1, and (4) filing audited financial statements for the Funds.

On behalf of the Registrant and its principal underwriter, Foreside Fund Services, LLC, pursuant to the requirements of Rule 461 under the Securities Act of 1933, as amended, we respectfully request that the effectiveness of the above-mentioned Registration Statement, as amended by the Pre-Effective Amendment, be accelerated to Tuesday, February 25, 2014, or as soon as practicable thereafter.  It is our understanding that Ms. Lithotomos has previously discussed the possible acceleration of the Registration Statement, as amended by the Pre-Effective Amendment, with J. Stephen Feinour, Jr. of Stradley Ronon Stevens & Young, LLP.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant’s filing; (ii) should the SEC or the Staff, acting pursuant to the delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing; (iii) the action of the SEC or the

Filing Desk
U.S. Securities and Exchange Commission
February 24, 2014

Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Thank you for your prompt attention to the Pre-Effective Amendment and to the request for acceleration.  Please contact Michael W. Mundt at (202) 419-8403 if you have any questions or need further information.

/s/Robert E. Shea	/s/Mark Fairbanks
Robert E. Shea	Mark Fairbanks
President	President
Horizons ETF Trust	Foreside Fund Services, LLC